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                             UNITED STATES SECURITIES
                              AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                    FORM 24F-2


                         ANNUAL NOTICE OF SECURITIES SOLD
                              PURSUANT TO RULE 24f-2

                                                        OMB APPROVAL

                                                        OMB Number:  3235-0456
                                                        Expires:     August 31,
                                                            2003

                                                        Estimated average burden
                                                        hours per
                                                        response..............1


  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.


 1.    Name and address of issuer:
       Hartford Stock HLS Fund, Inc.
       P.O. Box 2999
       Hartford, CT 06104-2199

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

 3.    Investment Company Act File Number:  811-02630


       Securities Act File Number:  2-57609



 4(a). Last day of fiscal year for which this Form is filed:

       December 31, 2001

 4(b). / /    Check box if this Form is being filed late (I.E., more than
              90 calendar days after the end of the issuer's fiscal year).
              (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


 4(c). / /    Check box if this is the last time the issuer will be filing this Form.
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
 5.    Calculation of registration fee:
(i)    Aggregate sale price of securities sold during
       the fiscal year pursuant to section 24(f):                                         $ 334,790,092
(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:                         $ 303,765,967
(iii)  Aggregate price of securities redeemed or
       repurchased during any PRIOR fiscal year ending
       no earlier than October 11, 1995 that were
       not previously used to reduce
       registration fees payable to the Commission                 $           0
(iv)   Total available redemption
       credits [add Items 5(ii) and 5(iii)]:                                              $ 303,765,967
(v)    Net sales -- if Item 5(i) is greater
       than Item 5(iv) [subtract                                                          $  31,024,125
       Item 5(iv) from Item 5(i)]:

(vi)   Redemption credits available for use in
       future years -- if
       Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                                 $(        )

(vii)  Multiplier for determining registration fee                                         .000092
       (See Instruction C.9):                                                            X
(viii) Registration fee due [multiply Item 5(v) by
       Item 5(vii)] (enter "0" if no fee is due):                                        =  $2,854.22


 6.    Prepaid Shares

       If the response to Item 5(i) was determined
       by deducting an amount of securities that
       were registered under the Securities Act of
       1933 pursuant to rule 24e-2 as in effect
       before October 11, 1997, then report the
       amount of securities (number of shares or
       other units) deducted here: _______________.
       If there is a number of shares or other units
       that were registered pursuant to rule 24e-2
       remaining unsold at the end of the fiscal
       year for which this form is filed that are
       available for use by the issuer in future
       fiscal years, then state that number here:
       _______________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                           + $

8.     Total of the amount of the registration fee
       due plus any interest due [line 5(viii) plus
       line 7]:                                                                            = $ 2,854.22

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 20, 2002

       Method of  Delivery:
               /X/   Wire Transfer
               / /   Mail or other means
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                       F-8
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                                   SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Doug Boains
                                ------------------
                                 Doug Boains
                                 Assistant Director


Date: March 18, 2002

  *Please print the name and title of the signing officer below the signature.